Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–46.33%
INVESTMENT COMPANY–46.33%
Equity Fund–46.33%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	145,521	$1,520,545
Total Affiliated Investment (Cost $1,393,592)		1,520,545
UNAFFILIATED INVESTMENTS–59.48%
INVESTMENT COMPANY–1.53%
Money Market Fund–1.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	50,179	50,179
Total Investment Company (Cost $50,179)		50,179

	Number of Contracts
OPTIONS PURCHASED–57.95%
CENTRALLY CLEARED–57.95%
Call Options–51.20%
Invesco QQQ TrustSM Series 1 ETF Strike price $7.42, expiration date 12/15/23, notional amount $8,904	12	420,927
Invesco QQQ TrustSM Series 1 ETF Strike price $7.42, expiration date 3/15/24, notional amount $8,904	12	420,320
Invesco QQQ TrustSM Series 1 ETF Strike price $7.42, expiration date 6/21/24, notional amount $8,904	12	419,748
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued) OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $7.42, expiration date 9/20/24, notional amount $8,904	12	$419,215
		1,680,210
Put Options–6.75%
Invesco QQQ TrustSM Series 1 ETF Strike price $370.81, expiration date 12/15/23, notional amount $889,944	24	41,438
Invesco QQQ TrustSM Series 1 ETF Strike price $370.82, expiration date 9/20/24, notional amount $889,968	24	67,059
Invesco QQQ TrustSM Series 1 ETF Strike price $370.81, expiration date 6/21/24, notional amount $889,944	24	60,822
Invesco QQQ TrustSM Series 1 ETF Strike price $370.81, expiration date 3/15/24, notional amount $889,944	24	52,178
		221,497
Total Options Purchased (Cost $1,908,744)		1,901,707
Total Unaffiliated Investments (Cost $1,958,923)		1,951,886

TOTAL INVESTMENTS–105.81% (Cost $3,352,515)	3,472,431

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.39)%
CENTRALLY CLEARED–(4.39)%
Call Options–(1.60)%
Invesco QQQ TrustSM Series 1 ETF Strike price $385.20, expiration date 12/15/23, notional amount $(924,480)	(24)	(9,340)
Invesco QQQ TrustSM Series 1 ETF Strike price $446.08, expiration date 9/20/24, notional amount $(1,070,592)	(24)	(15,233)
Invesco QQQ TrustSM Series 1 ETF Strike price $404.18, expiration date 3/15/24, notional amount $(970,032)	(24)	(13,083)
Invesco QQQ TrustSM Series 1 ETF Strike price $425.13, expiration date 6/21/24, notional amount $(1,020,312)	(24)	(14,951)
(52,607)
Put Options–(2.79)%
Invesco QQQ TrustSM Series 1 ETF Strike price $326.31, expiration date 12/15/23, notional amount $(783,144)	(24)	(9,160)
Lincoln Hedged Nasdaq-100 Fund–1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $326.31, expiration date 3/15/24, notional amount $(783,144)	(24)	$(19,646)
Invesco QQQ TrustSM Series 1 ETF Strike price $326.31, expiration date 6/21/24, notional amount $(783,144)	(24)	(28,213)
Invesco QQQ TrustSM Series 1 ETF Strike price $326.31, expiration date 9/20/24, notional amount $(783,144)	(24)	(34,379)
(91,398)
Total Options Written (Premiums received $(156,215))		(144,005)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.42%)		(46,591)
NET ASSETS APPLICABLE TO 316,795 SHARES OUTSTANDING–100.00%		$3,281,835

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund–2

Lincoln Hedged Nasdaq-100 Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–Lincoln Hedged Nasdaq-100 Fund (formerly, LVIP Nasdaq - 100 Buffer Fund Sep) (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation – The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund (collectively, the “Underlying Funds”). The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options (“FLEX Options”) are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$1,520,545	$—	$—	$1,520,545
Unaffiliated Investment Company	50,179	—	—	50,179
Options Purchased	—	1,901,707	—	1,901,707
Total Investments	$1,570,724	$1,901,707	$—	$3,472,431
Derivatives:
Liabilities:
Options Written	$—	$(144,005)	$—	$(144,005)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged Nasdaq-100 Fund–3

Lincoln Hedged Nasdaq-100 Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-46.33%@
Equity Fund-46.33%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$1,274,696	$399,357	$610,079	$(79,438)	$536,009	$1,520,545	145,521	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund–4